Unaudited Quarterly Financial Data Unaudited Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Data [Abstract]
Net sales	$ 305,190	$ 328,468	$ 314,653	$ 248,726	$ 252,134	$ 255,833	$ 246,492	$ 187,939	$ 1,197,037	$ 942,398	$ 759,982
Gross profit	73,722	75,381	71,510	53,790	57,727	58,516	55,054	43,431	274,403	214,728	168,965
(Loss) income from continuing operations	2,897	(5,603)	1,884	(4,214)	(3,771)	(249)	(2,109)	(8,453)	(5,036)	(14,582)	(41,931)
Income (loss) from discontinued operations, net of tax	60	90	94	157	1	289	(128)	(113)	401	49	(202)
Net loss	$ 2,957	$ (5,513)	$ 1,978	$ (4,057)	$ (3,770)	$ 40	$ (2,237)	$ (8,566)	$ (4,635)	$ (14,533)	$ (42,133)
Basic (loss) income per share
(Loss) income from continuing operations (in dollars per share)	$ 0.12	$ (0.30)	$ 0.06	$ (0.36)
Income from discontinued operations (in dollars per share)	$ 0.00	$ 0.00	$ 0.01	$ 0.01
Net (loss) income per share (in dollars per share)	$ 0.12	$ (0.30)	$ 0.07	$ (0.35)
Diluted (loss) income per share
(Loss) income from continuing operations (in dollars per share)	$ 0.11	$ (0.30)	$ 0.06	$ (0.36)
Income from discontinued operations (in dollars per share)	$ 0.00	$ 0.00	$ 0.01	$ 0.01
Net (loss) income per share (in dollars per share)	$ 0.11	$ (0.30)	$ 0.07	$ (0.35)
Basic and diluted income (loss) per share
Loss from continuing operations (in dollars per share)					$ (0.36)	$ (0.10)	$ (0.24)	$ (1.15)	$ (0.38)	$ (1.83)	$ (2.07)
(Loss) income from discontinued operations (in dollars per share)					$ 0.00	$ 0.02	$ (0.01)	$ (0.01)	$ 0.02	$ 0.00	$ (0.01)
Net loss per share (in dollars per share)					$ (0.36)	$ (0.08)	$ (0.25)	$ (1.16)	$ (0.36)	$ (1.83)	$ (2.08)